Ordinary shares, share premium, and other equity (Tables)	12 Months Ended
Dec. 31, 2024
Equity [abstract]
Disclosure of called up share capital, allotted and fully paid

Called up share capital, allotted and fully paid
	Number of shares	Ordinary share capital	Ordinary share premium	Total share capital and share premium	Other equity instruments
	m	£m	£m	£m	£m
As at 1 January 2024	15,155	3,789	499	4,288	13,259
Issued to staff under share incentive plans	83	21	82	103	—
AT1 securities issuance	—	—	—	—	1,598
AT1 securities redemption	—	—	—	—	(2,753)
Repurchase of shares	(818)	(205)	—	(205)
Other movements	—	—	—	—	(29)
As at 31 December 2024	14,420	3,605	581	4,186	12,075

As at 1 January 2023	15,871	3,968	405	4,373	13,284
Issued to staff under share incentive plans	121	30	94	124	—
AT1 securities issuance	—	—	—	—	3,140
AT1 securities redemption	—	—	—	—	(3,170)
Repurchase of shares	(837)	(209)	—	(209)	—
Other movements	—	—	—	—	5
As at 31 December 2023	15,155	3,789	499	4,288	13,259

Disclosure of AT1 equity instruments

AT1 equity instruments
		2024	2023
	Initial call date	£m	£m
AT1 equity instruments - Barclays PLC
5.875% Perpetual Subordinated Contingent Convertible Securities[1]	2024	—	1,241
8.000% Perpetual Subordinated Contingent Convertible Securities (USD 2,000m)	2024	—	1,509
7.125% Perpetual Subordinated Contingent Convertible Securities	2025	996	996
6.375% Perpetual Subordinated Contingent Convertible Securities[1]	2025	994	996
6.125% Perpetual Subordinated Contingent Convertible Securities (USD 1,500m)	2025	1,142	1,142
8.875% Perpetual Subordinated Contingent Convertible Securities	2027	1,247	1,247
8.300% Perpetual Subordinated Contingent Convertible Securities (SGD 450m)	2027	264	264
4.375% Perpetual Subordinated Contingent Convertible Securities (USD 1,500m)[1]	2028	1,078	1,077
7.300% Perpetual Subordinated Contingent Convertible Securities (SGD 400m)	2028	248	248
9.250% Perpetual Subordinated Contingent Convertible Securities[1]	2028	1,497	1,497
8.000% Perpetual Subordinated Contingent Convertible Securities (USD 2,000m)	2029	1,647	1,647
9.625% Perpetual Subordinated Contingent Convertible Securities (USD 1,750m)[1]	2029	1,395	1,395
5.400% Perpetual Subordinated Contingent Convertible Securities (SGD 600m)[1]	2030	339	—
8.500% Perpetual Subordinated Contingent Convertible Securities[1]	2030	1,228	—
Total AT1 equity instruments		12,075	13,259
Note:
1Reported net of securities held by the Group.